Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
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Balances and Transactions with Associates and Joint Ventures
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2023, 2022 and 2021 and transactions with the mentioned parties for the years ended on such dates.

	2023
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:

YPF EE	-	5	5	4	-	39	-
Profertil	-	-	15	-	-	15	-
MEGA	-	-	15	-	-	-	-
Refinor	-	-	12	-	4	1	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	1	-
OTC	-	-	-	-	-	1	-

	-	5	47	4	4	59	-

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	1	6	-	-	1	-
Oldelval	43	-	-	4	-	10	-
Termap	-	-	-	-	-	2	-
GPA	-	-	-	-	-	1	-
Oiltanking	-	-	-	-	-	4	-
Gas Austral	-	-	-	-	-	-	-

	43	1	6	4	-	18	-

	43	6	53	8	4	77	-

	2022
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:
YPF EE	-	4	6	-	-	40	-
Profertil	-	-	8	-	-	12	-
MEGA	-	-	43	-	-	1	-
Refinor	-	-	13	-	-	3	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	-	-
OTC	-	-	-	-	-	-	-

		4	70	-	-	58	-

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	2	9	-	-	3	-
Oldelval	-	18	-	-	-	10	-
Termap	-	-	-	-	-	3	-
GPA	-	-	-	-	-	2	-
Oiltanking	-	-	-	-	-	4	-
Gas Austral	-	-	-	-	-	-	-

	-	20	9	-	-	22	-

	-	24	79	-	-	80	-

	2021
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:

YPF EE	-	4	12	-	8	33	1
Profertil	-	-	11	-	-	9	-
MEGA	-	-	43	-	-	6	-
Refinor	-	-	19	-	-	1	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	-	-
OTC	-	-	-	-	-	-	-

	-	4	85	-	8	51	1

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	1	7	-	-	2	-
Oldelval	-	-	-	-	-	4	-
Termap	-	-	-	-	-	1	-
GPA	-	-	-	-	-	3	-
Oiltanking	-	-	-	-	-	2	-
Gas Austral	-	-	-	-	-	-	-

	-	1	7	-	-	12	-

	-	5	92	-	8	63	1

	2023			2022			2021
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint Ventures:
YPF EE	24	115	1	33	126	-	64	100	-
Profertil	73	135	-	76	208	-	56	115	-
MEGA	256	3	1	242	-	-	197	13	-
Refinor	94	22	-	142	35	-	130	15	-
OLCLP	1	13	-	1	11	-	1	8	-
Sustentator	1	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-	2	-
OTA	-	8	-	-	3	-	-	-	-
OTC	-	3	-	-	-	-	-	-	-

	449	299	2	494	383	-	448	253	-

Associates:
CDS	-	-	-	-	-	-	4	-	(1)
YPF Gas	52	6	1	77	9	-	58	8	-
Oldelval	-	60	-	1	50	-	-	36	-
Termap	-	22	-	-	21	-	-	19	-
GPA	-	16	-	-	17	-	-	18	-
Oiltanking	-	26	-	-	28	-	-	25	-
Gas Austral	3	-	-	5	-	-	5	-	-

	55	130	1	83	125	-	67	106	(1)

	504	429	3	577	508	-	515	359	(1)

Information about Public Sector Related Entities
Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Receivables / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2023	2022	2021	2023	2022	2021

SGE	(1) (18)	-	-	16	-	-	39
SGE	(2) (18)	23	72	43	195	192	169
SGE	(3) (18)	2	9	4	6	15	8
SGE	(4) (18)	-	1	2	-	-	-
SGE	(5) (18)	4	7	1	7	8	9
SGE	(6) (18)	8	38	66	-	-	-
Ministry of Transport	(7) (18)	2	8	8	25	51	67
AFIP	(8) (18)	20	38	-	83	52	-
Secretary of Industry	(9) (18)	-	-	-	-	2	6
Ministry of Work, Employment and Social Security and AFIP	(10) (18)	-	-	-	-	-	2
CAMMESA	(11)	59	109	125	374	403	587
CAMMESA	(12)	(3)	(4)	(11)	(49)	(26)	(85)
ENARSA	(13)	25	71	87	141	130	123
ENARSA	(14)	(62)	(97)	(77)	(52)	(30)	(34)
Aerolíneas Argentinas S.A.	(15)	43	89	26	383	416	127
Aerolíneas Argentinas S.A.	(16)	-	-	-	(1)	(2)	(2)
Agua y Saneamientos Argentinos S.A.	(17)	2	10	17	-	-	32

(1)	Benefits for the Resolution 46 Program. See Note 35.d.1).
(2)	Benefits for the Plan GasAr 2020-2024 and Plan GasAr 2023-2028. See Note 35.d.1).
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 35.d.2).
(4)
Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural gas and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors, transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(5)	Compensation for the lower income that Natural Gas Piping Distribution Service licensed companies receive from their users for the benefit of Metrogas.
(6)	Compensation by Decree No. 1,053/2018. See Note 35.c.1).
(7)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(8)	Benefits of the RIAIC. See Note 35.e.3).
(9)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA. It takes place through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(10)	Benefits recognized by the Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 26.
(11)	Sales of fuel oil, diesel and natural gas.
(12)	Purchases of electrical energy.
(13)	Sales of natural gas and provision of regasification service of LNG and construction inspection service.
(14)	Purchases of natural gas and crude oil.
(15)	Sales of jet fuel.
(16)	Purchases of miles for the YPF Serviclub Program.
(17)	Sales of assets held for disposal.
(18)	Income from incentives recognized according to IAS 20. See Note 2.b.12).

Summary of Compensation of Key Management Personnel
The table below discloses the accrued compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents, managers with executive functions appointed by the Board of Directors, for the years ended December 31, 2023, 2022 and
2021:

	2023	2022	2021
Short-term employee benefits (1)	10	13	12
Share-based benefits	1	1	1
Post-retirement benefits	-	1	1
Termination benefits	3	6	2

	14	21	16

(1)	Does not include social security contributions of 2, 3 and 3 for the years ended December 31, 2023, 2022 and 2021, respectively.